General information - Corporate Information (Details) € in Thousands, $ in Millions				12 Months Ended
	Oct. 06, 2025 EUR (€)	Oct. 06, 2025 USD ($)	Jan. 30, 2025 USD ($)	Dec. 31, 2025 EUR (€) employee vaccine shares	Dec. 31, 2024 EUR (€) employee shares	Dec. 31, 2023 EUR (€) employee	Apr. 09, 2025 participant	Mar. 26, 2025 USD ($)
Disclosure Of General Information [Line Items]
Number of commercial vaccines | vaccine				3
Average number of employees | employee				694	695	684
Number of shares issued (in shares) | shares				9,333,332	23,000,000
Issue of equity				€ 27,435	€ 61,180
Share issue related cost				1,239	4,041
Principal repayment				€ 171,632	€ 3,734	€ 2,097
ATM Program
Disclosure Of General Information [Line Items]
Number of shares issued (in shares) | shares				9,300,000
Issue of equity				€ 27,400
Share issue related cost				€ 1,200
Pharmakon loan agreement due 2030
Disclosure Of General Information [Line Items]
Borrowing facilities, maximum borrowing capacity | $		$ 500.0
Undrawn borrowing facilities | $		285.0
Amended debt financing agreement due 2028
Disclosure Of General Information [Line Items]
Principal repayment	€ 183,000	$ 215.0
Ordinary shares | ATM Program
Disclosure Of General Information [Line Items]
ATM program, maximum offering amount | $								$ 75.0
Number of shares represented by one depositary receipt (in shares)								2
IXCHIQ
Disclosure Of General Information [Line Items]
Percentage of participants				97.00%
IXIARO® | United states (U.S.) department of defense (DoD)
Disclosure Of General Information [Line Items]
Partnership, maximum amount to be released under contract | $			$ 32.8
Partnership, term			1 year
KENYA | Shigella
Disclosure Of General Information [Line Items]
number of participants | participant							110